SIGNIFICANT TRANSACTIONS - Sales of Pakistan Tower, VEON Wholesale Services and TNS Narrative (Details) - USD ($) $ in Millions						1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 03, 2025	Apr. 02, 2025	Mar. 07, 2025	Sep. 30, 2024	May 28, 2024	Feb. 28, 2025	Nov. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investments in subsidiaries
Reclassification of accumulated foreign currency translation reserve to income statement upon disposal of subsidiary								$ 454.0		$ 454.0
Gain on disposal of subsidiaries, net								497.0	$ 0.0	497.0	$ 0.0
Reclassification of foreign currency translation reserve								454.0	$ 0.0	454.0	$ 0.0
VEON Wholesale Services B.V.
Investments in subsidiaries
Sale consideration			$ 3.0
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 5.0
Proportion of ownership interest in subsidiary			100.00%
Tns Plus Llp
Investments in subsidiaries
Sale consideration						$ 100.0	$ 38.0
Proportion of ownership interest in subsidiary					49.00%
Deferred consideration					$ 138.0
Gain on disposal of subsidiaries, net				$ 66.0
Reclassification of foreign currency translation reserve				$ 44.0
Sale and leaseback of Deodar
Investments in subsidiaries
Sale consideration	$ 562.5									548.0
Portion of consideration paid (received) consisting of cash and cash equivalents	187.5
Consideration payment, monthly instalment	$ 20.0
Consideration payment period	19 months
Lease liabilities	$ 633.0							633.0		633.0
Right of use assets recognized	333.0							333.0		333.0
Deferred tax asset, net	109.0							$ 109.0		109.0
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	(502.0)
Reclassification of foreign currency translation reserve	454.0									454.0
Gain on disposal	$ 300.0									$ 502.0
Lease period	12 years
Sale and leaseback of Deodar | Present value
Investments in subsidiaries
Sale consideration	$ 547.5